Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2022
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income in fiscal 2020, 2021 and 2022 consist of the following:

	Millions of yen
	2020	2021	2022
Life insurance premiums	¥360,583	¥403,799	¥431,289
Life insurance related investment income*	7,195	83,751	50,521

	¥367,778	¥487,550	¥481,810

*
Life insurance related investment income in fiscal 2020, 2021 and 2022 include net unrealized holding losses of ¥
13,122
 million and gains of ¥
61,351
 million and ¥
8,004
 million on equity securities held as of March 31, 2020, 2021 and 2022, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2020, 2021 and 2022, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2020	2021	2022
Reinsurance benefits	¥3,268	¥2,333	¥2,744
Reinsurance premiums	(5,395)	(5,196)	(4,498)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2020, 2021 and 2022 are mainly as follows:

	Millions of yen
	2020	2021	2022
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(10,798)	¥76,470	¥8,501
Net gains or losses from derivative contracts :	1,667	(10,271)	(1,520)
Futures	1,257	(9,412)	(1,075)
Foreign exchange contracts	8	(261)	(445)
Options held	402	(598)	0
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(58,244)	¥(35,565)	¥(67,984)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	53,442	77,631	69,727
Changes in the fair value of the reinsurance contracts	(5,757)	11,909	1,083